CONSOLIDATED STATEMENTS OF PARTNERS' EQUITY - USD ($) $ in Thousands	Total	PBF LLC [Member]	General Partner [Member]	Common Units [Member]	Common Units [Member] Limited Partner [Member]	Subordinated Units [Member]	Subordinated Units [Member] PBF LLC [Member]	Incentive Distribution Rights [Member]	Incentive Distribution Rights [Member] PBF LLC [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] PBF LLC [Member]	Development Assets Predecessor [Member]	Development Assets Predecessor [Member] General Partner [Member]	PNGPC Predecessor [Member]	PNGPC Predecessor [Member] General Partner [Member]	PNGPC Predecessor [Member] Common Units [Member] Limited Partner [Member]	PNGPC Predecessor [Member] Subordinated Units [Member] PBF LLC [Member]	PNGPC Predecessor [Member] Incentive Distribution Rights [Member] PBF LLC [Member]	PNGPC Predecessor [Member] Noncontrolling Interest [Member] PBF LLC [Member]	Delaware City Products Pipeline and Truck Rack [Member]	Delaware City Products Pipeline and Truck Rack [Member] General Partner [Member]	Delaware City Products Pipeline and Truck Rack [Member] Common Units [Member] Limited Partner [Member]	Delaware City Products Pipeline and Truck Rack [Member] Subordinated Units [Member] PBF LLC [Member]	Delaware City Products Pipeline and Truck Rack [Member] Incentive Distribution Rights [Member] PBF LLC [Member]	Torrance Valley Pipeline Predecessor [Member]	Torrance Valley Pipeline Predecessor [Member] General Partner [Member]	Torrance Valley Pipeline Predecessor [Member] Common Units [Member] Limited Partner [Member]	Torrance Valley Pipeline Predecessor [Member] Subordinated Units [Member] PBF LLC [Member]	Torrance Valley Pipeline Predecessor [Member] Incentive Distribution Rights [Member] PBF LLC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ (102,581)		$ 17,712								$ 0
Net Investment, beginning balance at Dec. 31, 2014					$ 168,582		$ (288,875)		$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Less: Net (loss) income attributable to Predecessor	(4,840)				0		0		0		0	$ 4,597	$ (4,597)	$ 1,517	$ (1,517)					$ (1,274)	$ 1,274	$ 0	$ 0	$ 0
Net income	69,008
Sponsor contributions to the Predecessor	12,849		12,849		0		0		0		0
Allocation of DCR West Rack assets acquired to the unitholders	0		(15,975)		15,975		0		0		0
General Partners' Capital Account, Period Distribution Amount	(1,012)		(1,012)		0		0		0		0
Contributions from PBF LLC	3,256		0		3,256		0		0		0
Distributions to PBF LLC related to the PNGPC Acquisition	(112,500)		0		(112,500)		0		0		0
Quarterly cash distributions to unitholders	(50,151)		0		(26,740)		(22,876)		(535)		0
Net Income (Loss) Allocated to Limited Partners	73,848			$ 39,191
Unit-based compensation expense	4,279		0		4,279		0		0		0
Other	(89)		0		(89)		0		0		0
Net Investment, ending balance at Dec. 31, 2015					91,954		(277,094)		(535)
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceeds from issuance of common units, net of underwriters’ discount and commissions	0
Distribution Made to Limited Partner, Cash Distributions Declared	(54,020)			(28,754)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	73,848		0		39,191		34,657		0		0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(176,941)		8,734								0
Less: Net (loss) income attributable to Predecessor	(11,832)				0		0		0		0	5,582	(5,582)	1,233	1,233	$ 0	$ 0	$ 0							$ 5,017	$ 5,017	$ 0	$ 0	$ 0
Net income	74,807
Sponsor contributions to the Predecessor	366,306		366,306		0		0		0		0
Allocation of DCR West Rack assets acquired to the unitholders	0		(346,458)		174,650		(2,158)		0		173,966
Contributions from PBF LLC	15		0		15		0		0		0
Distributions to PBF LLC related to the PNGPC Acquisition	(175,000)		0		(175,000)		0		0		0
Quarterly cash distributions to unitholders	(68,442)		0		38,088		(27,006)		(3,348)		0
Net Income (Loss) Allocated to Limited Partners	76,929			45,010
Unit-based compensation expense	4,360		0		4,360		0		0		0
Other	(393)		0		(4)		(1,744)		1,118		237
Net Investment, ending balance at Dec. 31, 2016	(16,792)			241,275	241,275	$ (276,083)	(276,083)	$ 1,266	1,266
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378				138,378		0		0		0
Distribution Made to Limited Partner, Cash Distributions Declared	(73,905)			(42,232)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	86,639		0		45,010		31,919		4,031		5,679
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	163,090		16,750							$ 179,882	179,882
Less: Net (loss) income attributable to Predecessor	(4,986)				0		0		0		0	$ 4,836	$ (4,836)	$ (150)	$ 150	$ 0	$ 0	$ 0	$ 0
Net income	110,016
Sponsor contributions to the Predecessor	10,439		10,439		0		0		0		0
Allocation of DCR West Rack assets acquired to the unitholders	0		(11,538)		11,592		(54)		0		0
Contributions from PBF LLC	527		0		527		0		0		0
Distributions to PBF LLC related to the PNGPC Acquisition	(11,600)		0		(11,600)		0		0		0
Quarterly cash distributions to unitholders	(86,556)		0		64,515		(14,457)		(7,584)		0
Net Income (Loss) Allocated to Limited Partners	91,382			77,219
Unit-based compensation expense	5,345		0		5,345		0		0		0
Other	(1,957)		0		(954)		(2)		(1)		(1,000)
Net Investment, ending balance at Dec. 31, 2017	(4,143)			(17,544)			0	$ 2,736	2,736
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceeds from issuance of common units, net of underwriters’ discount and commissions	0
Distribution Made to Limited Partner, Cash Distributions Declared	(89,685)	$ (21,544)	0	$ (73,322)	0		0		0		(21,544)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	115,002		0		77,219		14,163		9,055		14,565
Partners' Capital Account, Exchanges and Conversions	0		0		(276,433)		276,433		0		0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 167,760		$ 10,665		$ (17,544)		$ 0		$ 2,736		$ 171,903